Expense Example	Sep. 30, 2026 USD ($)
Kurv Gold Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,217
Kurv Silver Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,217
Kurv Platinum Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	316
Kurv Copper & Mining Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	$ 1,217